Interim Condensed Consolidated Balance Sheets (Unaudited) Interim Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
allowance for doubtful accounts	$ 15,072	$ 16,511	$ 14,076	$ 8,495	$ 2,643
Capital stock, par value (in dollar per share)	$ 0.00	$ 0	$ 0
Capital stock issued (in shares)	364,938,052	306,874,115	217,526,425
Capital stock outstanding (in shares)	364,938,052	306,874,115	217,526,425